Net result on derecognition of financial assets measured at amortised cost	12 Months Ended
Dec. 31, 2020
Net result on derecognition of financial assets measured at amortised cost [Abstract]
Net result on derecognition of financial assets measured at amortised cost

25 Net result on derecognition of financial assets measured at amortised cost

Net result on derecognition of financial assets measured at amortised cost
	2020	2019[1]	2018[1]
Loans at amortised cost	4	13	17
Securities at amortised cost	185	24	0
Net result on derecognition of financial assets measured at amortised cost	189	38	18

1 Net result on derecognition of financial assets measured at amortised cost was included in note 26 Other income in prior years.

In 2020, driven by exceptional market circumstances in the first quarter, ING realised a profit on the sale of debt securities at amortised cost of EUR 186 million.